Income taxes	12 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Income taxes

13. Income taxes

Income tax expense differs from the amount that would be computed by applying the combined Canadian federal and provincial statutory income tax rates to income before income taxes.

The reasons for these differences are as follows:

	Year ended March 31,
	2015	2014	2013
Income (loss) before income taxes
Domestic	$17,435	$30,594	$(14,139)
Foreign	19,546	(9,530)	(49,334)

	$36,981	$21,064	$(63,473)
Combined tax rate	25.00%	25.00%	25.00%

Expected income tax expense (recovery)	$9,245	$5,266	$(15,868)
Adjustments
Non-deductible, non-taxable items	3,684	1,768	2,138
Impairment of goodwill	—	—	8,543
Variation in foreign tax rates	1,646	1,000	275
Deferred income tax rate differences	—	—	305
Change in valuation allowance	1,446	(2,807)	1,296
Investment tax credits – current year	(2,243)	(3,798)	(5,471)
Investment tax credits – prior years	(375)	(1,378)	(172)
Other	(550)	469	(24)

Income tax expense (recovery)	$12,853	$520	$(8,978)

The components of the deferred income tax assets and liabilities were as follows:

	March 31, 2015	March 31, 2014
Deferred income tax assets
Inventory	$146	$—
Non-capital losses	1,953	—
Foreign non-capital losses	5,691	3,849
Allowance for doubtful receivables	135	445
Derivative contracts	—	61
Property and equipment	1,399	1,077
Deferred revenue	6,765	23,777
Capital lease obligation	818	589
Accrued restructuring obligation	269	2,107
Accrued warranty obligation	4,933	4,589
Deferred financing fees	256	54
Long term debt	2,090	392
Intangible assets	88	552
Other	503	606
Investment tax credits	(651)	—

	24,395	38,098
Deferred income tax liabilities
Inventory	—	58
Valuation Allowance	8,039	3,025
Investment tax credits	—	1,182

	8,039	4,265

Net deferred income tax asset	$16,356	$33,833

Deferred income tax asset – current	$8,052	$27,045
Deferred income tax asset – long-term	8,304	6,788

	$16,356	$33,833

The Company had consolidated non-capital losses for income tax purposes of $28,182 at March 31, 2015 (March 31, 2014 – $12,574; March 31, 2013 – $35,529), of which $7,890 will expire at various times through 2035 and $20,292 will carry forward indefinitely.

In assessing the recording of deferred tax assets, management considers whether it is more likely than not that some portion of or all of the deferred tax assets will be realized. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. To the extent that any portion of the deferred tax assets is not more likely than not to be realized, a valuation allowance has been provided.

The Company and its Canadian subsidiaries file federal and provincial income tax returns in Canada, its U.S. subsidiaries file federal and state income tax returns in the U.S. and its other foreign subsidiaries file income tax returns in their respective foreign jurisdictions. The Company and its subsidiaries are generally no longer subject to income tax examinations by tax authorities for years before March 31, 2007. Tax authorities in various jurisdictions are conducting examinations of local tax returns for various taxation years ending after March 31, 2007. Notwithstanding management’s belief in the merit of the Company’s tax filing position, it is possible that the final outcome of any audits by taxation authorities may differ from estimates and assumptions used in determining the Company’s consolidated tax provision and accruals, which could result in a material effect on the consolidated income tax provision and the net income for the period in which such determinations are made.

Notwithstanding management’s belief in the merit of the Company’s tax filing positions, it is reasonably possible that the Company’s unrecognized tax benefits, if any, could significantly increase or decrease within the next twelve months, although this change is not likely to have a material impact on the Company’s effective tax rate. Future changes in management’s assessment of the sustainability of tax filing positions may impact the Company’s income tax liability.

The Company recognizes interest related to income taxes in interest expense and penalties related to income taxes in selling, marketing and administration expense in the consolidated statements of operations. The Company recognized interest and penalty expense (recovery) related to tax matters of $49, ($13) and $29 for fiscal years 2015, 2014 and 2013, respectively.